Deferred Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory tax rate	27.00%	27.00%
Canadian
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory tax rate	15.00%
British Columbia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory tax rate	12.00%